                                 MAIRS AND POWER
                               BALANCED FUND, INC.

3rd QUARTER REPORT
September 30, 2003

To Our Shareholders:                                           November 24, 2003

THIRD QUARTER RESULTS

The Balanced Fund continued to show progress during the third quarter in response to higher stock prices which in turn reflected a strengthening economy and increasing corporate profits. Based on a September 30, 2003 net asset value of $49.64, the Fund experienced a total investment return of 1.3% after adjustment for the reinvestment of dividends. This was below comparable returns for the major stock indices because of negative fixed income returns. The Lehman Bros. Gov't./Credit Bond Index fell 0.5% compared to positive returns of 2.7% and 3.8% for the Standard & Poor's 500 and Dow Jones Industrial Average, respectively. The Fund also slightly under-performed its benchmark composite index (60% S & P 500 and 40% Lehman Bros. Gov't./Credit) return of 1.4%, as well as the Lipper balanced fund peer group represented by 549 funds which produced an average return of 1.8%.

For the first nine months, the Fund showed a similar pattern with a total return of 12.3% compared to greater equity returns of 14.7% and 13.1% for the S & P 500 and DJIA, respectively. Fixed income returns were relatively modest by comparison with the Lehman Gov't/Corp.Index up only 4.7%. However, the Fund out-distanced its benchmark composite index return of 10.7% as well as the Lipper balanced fund peer group average return of 10.6%.

The long awaited acceleration in economic growth finally showed up in the third quarter with real Gross Domestic Product rising at a surprisingly strong 7.2% annual rate (preliminary basis). This was the fastest rate of growth in any quarter since the first quarter of 1984. Fueled by tax cuts, low interest rates and the benefits of mortgage refinancing, consumer spending (which represents some two thirds of the economy) rose at a 6.6% rate. However, business spending was clearly the star performer of the period with investment in equipment and software rising at an impressive 15.4% annual rate. With productivity continuing to show above average growth, corporate profits are estimated to have increased at a rate in excess of 20% on an operating basis during the period.

Conditions were not quite as rosy for the bond market with stronger economic growth and a growing perception of a higher rate of inflation down the road resulting in a slight increase in longer term rates. Short-term rates remained at historically low levels with the Federal Reserve showing no signs of tightening credit anytime soon because of the still uncertain employment picture.

Turning to the stock market, the best performing sectors were centered on those most sensitive to the business cycle, especially capital spending. These included such areas as basic industries (forest products, machinery and metal & mining) and technology (communications equipment, electronic equipment & instruments and semiconductors). The weakest sectors included the more defensive areas such as consumer staples, energy, health care and utilities. Among holdings in the Fund, the best performers included Corning (+27.5%), Graco (+17.3%) and Briggs & Stratton (+16.4%) while Qwest Communications (-28.9%), Newell Rubbermaid (-22.6%) and Verizon Communications (-17.8%) performed the worst.

FUTURE OUTLOOK

While economic growth over the next few quarters seems unlikely to match the recent performance in the third quarter, a growth rate in the area of 4% appears to be a realistic expectation given the amount of fiscal and monetary stimulation that continues to take place. In addition, inventory levels remain low with recent figures even suggesting that a further decline took place in the third quarter. Consumer spending should be bolstered by some gradual improvement in employment as production increases to meet a continuing growth in final demand. Because of an estimated pent-up backlog resulting from under-spending during the past couple of years, business spending is also expected to remain reasonably strong, although below the exceptional rate of the third quarter. While productivity growth may slip from the brisk pace of recent periods, corporations seem committed to keeping a tight rein on costs in the face of an increasingly competitive global market place. Finally, corporate profit growth at or near "double digit" levels is projected to continue well into 2004, assuming the economy remains on a growth track near the forecasted rate.

With the Federal Reserve on hold until employment trends show more improvement than has been shown to-date or until inflation becomes a problem, interest rates seem likely to be confined to a relatively narrow trading range. Any increase that may occur would seem more likely to be at the longer end of the curve given the economic improvement that is now taking place and the fact that 2004 is an election year.

Considering the favorable outlook for corporate profits and historically low level of interest rates, we continue to be positive on the outlook for the stock market. Although the market has moved up considerably so far this year, valuation levels still appear to be reasonable (18x estimated 2004 operating earnings for the S & P 500) when compared to other periods of low interest rates. The lack of a major correction since the beginning of the current market move suggests both ample buying power still on the sidelines as well as the absence of other more attractive investment alternatives.

                                                                William B. Frels
                                                                       President

SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30, 2003

FIXED INCOME SECURITIES

  FACE                                                                                   MARKET
 AMOUNT                              SECURITY DESCRIPTION                                VALUE
---------  ------------------------------------------------------------------------  --------------
           FEDERAL AGENCY OBLIGATIONS 3.2%
$ 250,000  Federal Home Loan Bank                                  7.235%  10/19/10  $      274,043
  250,000  Federal Home Loan Bank                                   5.65%  08/13/18         250,560
  250,000  Federal Home Loan Bank                                  6.125%  09/12/18         258,680
  250,000  Federal Home Loan Mortgage Corporation                   6.15%  09/25/17         252,381
  250,000  Federal Home Loan Mortgage Corporation                   6.40%  08/27/18         259,347
  300,000  Federal National Mortgage Association                    7.00%  08/27/12         313,889
  250,000  Federal National Mortgage Association                    6.37%  02/25/14         254,773
                                                                                     --------------
                                                                                          1,863,673
                                                                                     --------------
           CORPORATE BONDS 28.2%
  200,000  Northern States Power Company                            5.75%  10/01/03         200,000
  250,000  Ford Motor Credit Company                                6.70%  07/16/04         258,623
  250,000  Fort James Corp.                                        6.625%  09/15/04         257,500
  250,000  Household Finance Corp.                                  8.00%  05/09/05         274,666
  250,000  Public Services of Colorado                             6.375%  11/01/05         270,495
  250,000  Motorola, Inc.                                           6.75%  02/01/06         271,562
  265,000  J.C. Penney & Co.                                        6.00%  05/01/06         268,313
  250,000  Lucent Technologies                                      7.25%  07/15/06         241,875
  250,000  Halliburton Company                                      6.00%  08/01/06         258,953
  250,000  Monongahela Power Company, Inc.                          5.00%  10/01/06         251,875
  250,000  Stilwell Financial Inc.                                  7.00%  11/01/06         277,186
  250,000  AT&T Corp.                                               7.00%  11/15/06         281,933
  250,000  Steelcase Inc.                                          6.375%  11/15/06         258,455
  250,000  Goodyear Tire & Rubber Co.                              6.625%  12/01/06         231,250
  250,000  Ford Motor Credit Company                                6.50%  01/25/07         264,399
  250,000  Sherwin-Williams Co.                                     6.85%  02/01/07         283,199
  250,000  Corning Inc.                                             7.00%  03/15/07         250,937
  250,000  Goodyear Tire & Rubber Co.                               8.50%  03/15/07         236,250
  250,000  Bankers Trust NY Corp.                                   6.70%  10/01/07         282,511
  350,000  Corning Inc.                                             6.30%  03/01/09         354,375
  500,000  SUPERVALU, Inc.                                         7.875%  08/01/09         585,075
  191,222  Delta Air Lines Inc.                                    7.379%  05/18/10         190,823
  250,000  Xcel Energy Inc.                                         7.00%  12/01/10         283,284
  250,000  Daimler Chrysler                                         7.75%  01/18/11         286,177
  500,000  Sears Roebuck Acceptance Corp.                           7.00%  02/01/11         572,974
  250,000  Hertz Corporation                                        7.40%  03/01/11         261,515
  250,000  NRG Energy *                                             7.75%  04/01/11         122,500
  200,000  Northwest Airlines                                      6.841%  04/01/11         197,925
  250,000  General Foods Corporation                                7.00%  06/15/11         251,581
  250,000  Goodyear Tire & Rubber Co.                              7.857%  08/15/11         211,250

SCHEDULE OF INVESTMENTS (CONTINUED)                          SEPTEMBER 30, 2003

  FACE                                                                                   MARKET
 AMOUNT                              SECURITY DESCRIPTION                                VALUE
---------  ------------------------------------------------------------------------  --------------
           CORPORATE BONDS (CONTINUED)
  200,000  Ford Motor Company Debentures                            9.50%  09/15/11  $      226,797
  250,000  American Airlines Inc.                                   7.86%  10/01/11         251,838
  250,000  Household Finance Corp.                                 6.375%  10/15/11         278,403
  250,000  Kerr McGee Corp.                                         7.00%  11/01/11         250,823
  200,000  Ford Motor Credit Corp.                                  7.00%  11/26/11         199,250
  250,000  General Motors Acceptance Corporation                    7.00%  02/01/12         260,697
  250,000  Bombardier Inc.                                          6.75%  05/01/12         261,875
  250,000  TECO Energy, Inc.                                        7.00%  05/01/12         242,187
  250,000  Verizon Communications Inc.                             6.875%  06/15/12         285,752
  250,000  Goldman Sachs & Company                                  8.00%  03/01/13         306,797
  250,000  Allstate Corp.                                           7.50%  06/15/13         303,006
  250,000  General Motors Corp.                                    7.125%  07/15/13         262,706
  250,000  Willamette Industries                                   7.125%  07/22/13         280,641
  240,277  General American Transportation                          7.50%  02/28/15         263,249
  250,000  Security Benefit Life Insurance Company                  8.75%  05/15/16         291,752
  250,000  General Motors Acceptance Corporation                    7.25%  09/15/17         252,623
  250,000  Servicemaster Company                                    7.10%  03/01/18         259,952
  250,000  Lincoln National Corp.                                   7.00%  03/15/18         297,765
  250,000  Daimler Chrysler                                         5.65%  06/15/18         248,224
  500,000  Provident Companies                                      7.00%  07/15/18         501,893
  250,000  Vectren Utility Holdings, Inc.                           5.75%  08/01/18         254,297
  250,000  South Jersey Gas Co.                                    7.125%  10/22/18         302,341
  350,000  PPG Industries                                           7.40%  08/15/19         408,615
  250,000  Union Carbide Corporation                                8.75%  08/01/22         213,750
  250,000  Household Finance Corp.                                  5.25%  06/15/23         225,290
  250,000  Nationwide Mutual Insurance Company                      7.50%  02/15/24         261,157
  250,000  Liberty Mutual Insurance Company                         8.50%  05/15/25         228,516
  500,000  The Toro Company                                         7.80%  06/15/27         531,717
                                                                                     --------------
                                                                                         16,189,374
                                                                                     --------------
           CONVERTIBLE CORPORATE BONDS 0.5%
  300,000  Noram Energy                                             6.00%  03/15/12         286,500
                                                                                     --------------
                                                                                            286,500
                                                                                     --------------
           NON-CONVERTIBLE PREFERRED STOCK 0.9%
    2,500  J. P. Morgan Chase & Co.                               $ 5.00                    237,500
           Series A., Adj Rate Pf
   10,000  St. Paul Capital Trust I                               $ 1.90   10/15/50         266,150
                                                                                     --------------
                                                                                            503,650

           TOTAL FIXED INCOME SECURITIES 32.8%                                       $   18,843,197
                                                                                     --------------

SCHEDULE OF INVESTMENTS (CONTINUED)                          SEPTEMBER 30, 2003

COMMON STOCKS

 NUMBER                                                                                  MARKET
OF SHARES                            SECURITY DESCRIPTION                                VALUE
---------  ------------------------------------------------------------------------  --------------
           BASIC INDUSTRIES 4.0%
   27,000  Bemis Company, Inc.                                                       $    1,196,100
   45,000  H. B. Fuller                                                                   1,092,150
                                                                                     --------------
                                                                                          2,288,250
                                                                                     --------------
           CAPITAL GOODS 7.7%
    7,000  Briggs & Stratton Corporation                                                    411,320
   50,000  Graco Inc.                                                                     1,877,500
   10,000  Ingersoll-Rand Company                                                           534,400
   40,000  MTS Systems Corporation                                                          608,800
   25,000  Pentair, Inc.                                                                    996,750
                                                                                     --------------
                                                                                          4,428,770
                                                                                     --------------
           CONSUMER CYCLICAL 0.9%
   12,000  Genuine Parts Company                                                            383,760
   12,000  Sturm, Ruger & Co., Inc.                                                         123,840
                                                                                     --------------
                                                                                            507,600
                                                                                     --------------
           CONSUMER STAPLE 7.8%
   20,000  General Mills, Inc.                                                              941,400
    6,000  Hershey Foods Corporation                                                        436,080
   55,000  Hormel Foods Corporation                                                       1,263,900
   20,000  Kimberly Clark                                                                 1,026,400
   37,000  Newell Rubbermaid                                                                801,790
                                                                                     --------------
                                                                                          4,469,570
                                                                                     --------------
           DIVERSIFIED 2.7%
   20,000  General Electric Company                                                         596,200
   14,000  3M Company                                                                       966,980
                                                                                     --------------
                                                                                          1,563,180
                                                                                     --------------
           ENERGY 6.8%
   20,000  BP PLC                                                                           842,000
   13,000  Burlington Resources Inc.                                                        626,600
   21,200  Exxon Mobil Corporation                                                          775,920
   12,000  Murphy Oil Corporation                                                           705,000
   20,000  Schlumberger, Limited                                                            968,000
                                                                                     --------------
                                                                                          3,917,520
                                                                                     --------------
           FINANCIAL 15.4%
   15,000  American Express Company                                                         675,900
   10,000  Bank of America Corporation                                                      780,400
   20,000  Community First Bankshares, Inc.                                                 528,600
    7,593  Jefferson-Pilot Corp.                                                            336,977
   22,000  Merrill Lynch & Co., Inc.                                                      1,177,660

SCHEDULE OF INVESTMENTS (CONTINUED)                          SEPTEMBER 30, 2003

 NUMBER                                                                                  MARKET
OF SHARES                            SECURITY DESCRIPTION                                VALUE
---------  ------------------------------------------------------------------------  --------------
           FINANCIAL (CONTINUED)
   30,000  J. P. Morgan Chase & Co., Inc.                                            $    1,029,900
   35,000  St. Paul Companies                                                             1,296,050
   50,000  U.S. Bancorp                                                                   1,199,500
   35,000  Wells Fargo & Company                                                          1,802,500
                                                                                     --------------
                                                                                          8,827,487
                                                                                     --------------
           HEALTH CARE 9.7%
   40,000  Baxter International Inc.                                                      1,162,400
   30,000  Bristol-Myers Squibb Company                                                     769,800
    5,000  Johnson & Johnson                                                                247,600
    2,412  Medco Health Solutions *                                                          62,543
   22,000  Merck & Co.                                                                    1,113,640
   42,000  Pfizer Inc.                                                                    1,275,960
   20,000  Wyeth                                                                            922,000
                                                                                     --------------
                                                                                          5,553,943
                                                                                     --------------
           TECHNOLOGY 6.1%
   50,000  Corning Inc. *                                                                   471,000
   10,000  eFunds Corp. *                                                                   123,500
   15,000  Emerson Electric Co.                                                             789,750
   40,000  Honeywell International Inc.                                                   1,054,000
   12,000  International Business Machines Corporation                                    1,059,960
                                                                                     --------------
                                                                                          3,498,210
                                                                                     --------------
           TRANSPORTATION 0.1%
    6,000  Delta Air Lines, Inc. *                                                           79,800
                                                                                     --------------
           UTILITIES 2.9%
   20,000  Qwest Communications *                                                            68,000
   30,000  Verizon Communications                                                           973,200
   40,000  Xcel Energy Inc.                                                                 618,800
                                                                                     --------------
                                                                                          1,660,000
                                                                                     --------------
           TOTAL COMMON STOCK 64.1%                                                      36,794,330

           SHORT TERM INVESTMENTS 2.7%

1,558,824  First American Prime Obligation Fund Class I                                   1,558,824
                                                                                     --------------

           TOTAL INVESTMENTS 99.6%                                                       57,196,351
           OTHER ASSETS AND LIABILITIES (NET) 0.4%                                          201,607
                                                                                     --------------
           NET ASSETS 100%                                                           $   57,397,958
                                                                                     ==============

* Non-income producing

STATEMENT OF NET ASSETS                                    AT SEPTEMBER 30, 2003

ASSETS
Investments at market value (cost $37,762,490)                                       $   53,773,854
U.S. Governments (cost $1,791,804)                                                        1,863,673
Cash                                                                                      1,558,824
Dividends and interest receivable                                                           333,044
Prepaid expense                                                                               1,636
                                                                                     --------------
                                                                                         57,531,031
LIABILITIES
Accrued management fee                                          $     28,119
Accrued custodian and transfer agent fee                               4,054
Payable for securities purchased, not yet received                   100,900                133,073
                                                                ------------         --------------
NET ASSETS
Equivalent to $49.64 per share on 1,156,246 shares outstanding                       $   57,397,958
                                                                                     ==============

STATEMENT OF CHANGES IN NET ASSETS  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2003

NET ASSETS, December 31, 2002                                                        $   43,261,467
Net investment income, per statement below                      $  1,112,100
Distribution to shareholders                                      (1,015,961)                96,139
                                                                ------------
Fund shares issued and repurchased:
  Received for 247,762 shares issued                              11,824,371
  Paid for 50,858 shares repurchased                              (2,431,352)             9,393,019
                                                                ------------
Increase in unrealized net appreciation of investments                                    4,230,473
Net gain realized from sales of securities                                                  416,860
                                                                                     --------------
NET ASSETS, September 30, 2003                                                       $   57,397,958
                                                                                     ==============

STATEMENT OF NET INVESTMENT INCOME  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME
Dividends                                                                            $      597,445
Interest                                                                                    871,868
                                                                                     --------------
                                                                                          1,469,313

EXPENSES
Management fee (Note A)                                         $    223,730
Fees and expenses of custodian, transfer agent and
  dividend disbursing agent (Note A)                                  21,716
Legal and auditing fees and expenses                                  20,196
Insurance                                                                804
Other Fees and Expenses                                               90,767                357,213
                                                                ------------         --------------
NET INVESTMENT INCOME                                                                $    1,112,100
                                                                                     ==============

NOTE A: The investment management fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment management fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The management fee is computed each month at an annual rate of 0.60% based on the Fund's average daily net assets. The transfer agent fee was paid to U.S. Bancorp Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) The directors of the Fund not affiliated with Mairs and Power, Inc. received a total of $4,200 for meetings scheduled during this nine month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the nine months ended September 30, 2003 aggregated $12,004,154 and $2,924,894 respectively.

                                 MAIRS AND POWER
                               BALANCED FUND, INC.

                                 A NO-LOAD FUND
            W1520 First National Bank Building, 332 Minnesota Street,
                         St. Paul, Minnesota 55101-1363
   Investment Manager: 651-222-8478    Shareholder Information: 800-304-7404
                              www.mairsandpower.com

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                            PER SHARE
                                               ------------------------------------
                                                          DISTRIBUTIONS  DIVIDENDS
                                                           OF REALIZED    FROM NET
                      SHARES       TOTAL NET   NET ASSET   SECURITIES    INVESTMENT
         DATES      OUTSTANDING      ASSETS      VALUE        GAINS        INCOME
     -------------  -----------  ------------  ---------  -------------  ----------
     Dec. 31, 1983    155,828    $  2,907,432  $  18.66           -       $  1.28
     Dec. 31, 1984    155,810       2,729,570     17.52     $  0.45          1.28
     Dec. 31, 1985    183,348       3,837,245     20.93        0.35          1.13
     Dec. 31, 1986    253,724       5,395,111     21.27        1.87          0.98
     Dec. 31, 1987    295,434       5,772,298     19.54        1.09          1.06
     Dec. 31, 1988    317,426       6,569,555     20.70        0.42          1.12
     Dec. 31, 1989    344,486       7,886,058     22.89        0.33          1.08
     Dec. 31, 1990    366,158       8,075,488     22.06        0.07          1.07
     Dec. 31, 1991    400,276      10,676,264     26.67           -          1.00
     Dec. 31, 1992    428,672      11,535,822     26.91        0.30          1.00
     Dec. 31, 1993    476,860      13,441,576     28.19        0.63          0.99
     Dec. 31, 1994    494,968      12,972,976     26.21        0.37          1.03
     Dec. 31, 1995    519,272      16,978,753     32.70        0.28          1.02
     Dec. 31, 1996    558,234      20,565,014     36.84        0.54          1.10
     Dec. 31, 1997    632,540      28,789,593     45.52        0.35          1.19
     Dec. 31, 1998    766,420      38,355,609     50.05        0.60          1.24
     Dec. 31, 1999    810,184      40,610,878     50.13        0.81          1.39
     Dec. 31, 2000    797,699      41,369,866     51.86        4.92          1.58
     Dec. 31, 2001    845,613      42,036,955     49.71           -          1.45
     Dec. 31, 2002    959,342      43,261,467     45.09           -          1.45
     Sep. 30, 2003  1,156,246      57,397,958     49.64           -          0.95

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED SEPTEMBER 30, 2003)
                                 ARE AS FOLLOWS:

   1 YEAR: +19.7%               5 YEARS: +7.1%             10 YEARS: +10.6%

    PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE
     OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY
    BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURNS DO NOT
       REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
                 DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                             OFFICERS AND DIRECTORS

   William B. Frels
President and Director

Norbert J. Conzemius
     Director

Jon A. Theobald
   Secretary

Charlton Dietz
   Director

Peter G. Robb
Vice-President

Charles M. Osborne
     Director

Lisa J. Hartzell
   Treasurer

Edward C. Stringer
    Director